LEASE (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease expense
Operating lease cost	$ 90,990
Short-term lease cost	16,550
Total	107,540
Cash payment for operating lease under ASC 842	$ 131,232
Rental expenses based on ASC 840		$ 59,414	$ 70,586